QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Jun. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 20 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables present quarterly financial information for the Company for 2015 and 2014:

	For the year ended June 30, 2015
	(In thousands)
	Fourth	Third	Second	First
	quarter	quarter	quarter	quarter

Interest income	$3,882	$3,782	$3,807	$3,761
Interest expense	558	557	583	677
Net interest income	3,324	3,225	3,224	3,084
Provision for (recovery of) loan losses	(104)	(289)	36	9
Net interest income after provision for (recovery of) loan losses	3,428	3,514	3,188	3,075

Other income	856	683	973	884
Other expense	3,467	3,355	3,412	3,406

Income before income taxes	817	842	749	553

Provision for income taxes	122	148	81	74
Net income	$695	$694	$668	$479

	For the year ended June 30, 2014
	(In thousands)
	Fourth	Third	Second	First
	quarter	quarter	quarter	quarter

Interest income	$3,679	$3,752	$3,768	$3,759
Interest expense	648	622	638	748
Net interest income	3,031	3,130	3,130	3,011
Provision for loan losses	160	75	75	(442)
Net interest income after provision for loan losses	2,871	3,055	3,055	3,453

Other income	747	887	1,011	1,052
Other expense	3,244	3,206	3,294	3,448

Income before income taxes	374	736	772	1,057

Provision for income taxes	21	153	190	295
Net income	$353	$583	$582	$762